INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Changes in intangible assets
Purchased software, net, beginning of year		¥ 10,898
Less: amortization	$ (557)	(3,869)	¥ (4,298)	¥ (2,202)
Less: impairment	(1,689)	(11,728)
Purchased software, net, end of year			10,898
Estimated annual amortization expense for each of the five succeeding fiscal years
2017		0
2018		0
2019		0
2020		0
2021		0
Purchased software
Changes in intangible assets
Purchased software, net, beginning of year	1,570	10,898	10,321
Addition	676	4,699	7,016
Less: amortization	$ (557)	¥ (3,869)	(3,254)
Reclassified to assets held for sale (Note 9)			(3,185)
Purchased software, net, end of year			¥ 10,898	¥ 10,321